Shareholders’ Equity (Details) - USD ($)					12 Months Ended
	Apr. 01, 2024	Oct. 22, 2023	May 05, 2022	Mar. 04, 2022	Jun. 30, 2024	Oct. 25, 2023	Oct. 24, 2023	Jun. 30, 2023	May 06, 2022	Jan. 24, 2022	Sep. 18, 2021	Jun. 30, 2021
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized					500,000,000			500,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.0001			$ 0.0001
Common stock, shares issued					27,000,000			24,000,000
Cash consideration (in Dollars)	$ 2,000,000	$ 5,000,000	$ 895,000				$ 4,999,823		$ 46.8
Issuance of shares for initial capitalization					7,500,000
Ordinary shares	8,783,700	1,000,000
Purchase price (in Dollars per share)	$ 5	$ 5
Common stock, shares outstanding					27,000,000			24,000,000
Percentage of net after-tax income					10.00%
Registered capital percentage					50.00%
Retained earnings to statutory reserves (in Dollars)					$ 570,807			$ 300,171
Aggregate amounts of restricted net assets (in Dollars)					$ 187,696			$ 447,704
Shareholders [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued												10,000
Existing Shareholders [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued										7,500,000	14,990,000
Ordinary shares			468,000
New Shareholders [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued											14,990,000
Investor [Member]
Shareholders’ Equity [Line Items]
Ordinary shares			1,032,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued						1,000,000
Cash consideration (in Dollars)				$ 750
Issuance of ordinary shares				7,500,000